Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 12, 2019	May 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Ownership percentage, description			No one individual or entity owns at least 50% of the outstanding shares of the Company.	No one individual or entity owns at least 50% of the outstanding shares of the Company.
Cash equivalents
FDIC insured amount				250,000
Inventory			$ 61,206	16,484
Allowances for inventory
Anti dilutive securities
Revenues recognized in excess of amounts billed				$ 0
Billings in excess of revenues recognized				1,657,998
Right of use asset			$ 492,747	267,482
Accounting Standards Update 2016-02 [Member]
Right of use asset				355,540
Operating lease liabilities				$ 363,108
Revenue [Member] | Two Major Customers [Member]
Concentration risk percentage				89.70%
American International Industries, Inc [Member]
Percentage of subsidiary owned		93.20%
Number of restricted common stock issued		10,100,000
American International Industries, Inc [Member] | Maximum [Member]
Percentage of subsidiary owned			93.20%	93.20%
American International Industries, Inc [Member] | Minimum [Member]
Percentage of subsidiary owned			6.40%	6.40%
Novopelle Diamond, LLC [Member] | Share Exchange Agreement [Member]
Percentage of subsidiary owned	100.00%
Number of shares issued during period, shares	18,000,000